SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock options [Member]
Statement [Line Items]
Stock Options Exercisable	5,328,500	0
Stock Options Outstanding	6,666,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 1 month 20 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 3 months 21 days
Stock options [Member] | August 21, 2024 [Member]
Statement [Line Items]
Expiry Date	Aug. 21, 2024
Stock Options Exercisable	126,000
Exercise Price	$ 0.79
Stock Options Outstanding	126,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	10 months 20 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	10 months 20 days
Stock options [Member] | August 4, 2025 [Member]
Statement [Line Items]
Expiry Date	Aug. 04, 2025
Stock Options Exercisable	1,660,000
Exercise Price	$ 1.64
Stock Options Outstanding	1,660,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	1 year 10 months 6 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	1 year 10 months 6 days
Stock options [Member] | March 25, 2027 [Member]
Statement [Line Items]
Expiry Date	Mar. 25, 2027
Stock Options Exercisable	2,330,000
Exercise Price	$ 1.20
Stock Options Outstanding	2,330,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 5 months 23 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 5 months 23 days
Stock options [Member] | March 29, 2028 [Member]
Statement [Line Items]
Expiry Date	Mar. 29, 2028
Stock Options Exercisable	1,187,500
Exercise Price	$ 1.12
Stock Options Outstanding	2,375,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 6 months
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 6 months
Stock Option [Member] | May 4, 2027 [Member]
Statement [Line Items]
Expiry Date	May 04, 2027
Stock Options Exercisable	25,000
Stock Options Outstanding	25,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 7 months 2 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 7 months 2 days
Exercise price	$ 0.92
July 10, 2028 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	Jul. 10, 2028
Stock Options Exercisable	0
Exercise Price	$ 1.12
Stock Options Outstanding	150,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 9 months 10 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 9 months 10 days